Other receivables, net	3 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Other receivables, net
6.	Other receivables, net
  Other receivables, net consist of the following:
	As of March 31	As of December 31
	2026	2025
	USD	USD

Other receivables	3,436,956	3,871,729
Total	3,436,956	3,871,729